Financial Instruments (Details Textual) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 1.9	$ 7.7
Partnership [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 6.2	$ 6.2